Summary of significant accounting policies - Schedule of Estimated Useful Lives Used in Computing Depreciation and Amortization (Detail)	12 Months Ended
Dec. 31, 2021
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	40 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	10 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	40 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Personal Property [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	15 years
Personal Property [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	2 years